UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim Loomis Sayles Bond Portfolio

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Small-Cap Value Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$248,559,038
Cash	77,464
Collateral for securities loaned	36,743,784
Dividends receivable	266,263
Subscriptions receivable	729,057
Receivable for investments sold	641,823

Total assets	287,017,429

LIABILITIES:
Due to investment adviser	220,325
Payable upon return of securities loaned	36,743,784
Redemptions payable	469,729
Payable for investments purchased	588,801

Total liabilities	38,022,639

NET ASSETS	$248,994,790

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,130,684
Additional paid-in capital	190,470,704
Net unrealized appreciation on investments	39,359,410
Undistributed net investment income	146,454
Accumulated net realized gain on investments	17,887,538

NET ASSETS	$248,994,790

NET ASSET VALUE PER OUTSTANDING SHARE	$22.02
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	11,306,837

(1) Cost of investments in securities:	$209,199,628

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$281,176
Income from securities lending	24,863
Dividends	1,478,835

Total income	1,784,874

EXPENSES:
Audit fees	7,422
Bank and custodial fees	10,412
Investment administration	71,418
Management fees	1,154,307
Other expenses	13,661

Total expenses	1,257,220

Less amount reimbursed by investment adviser	5,170

Net expenses	1,252,050

NET INVESTMENT INCOME	532,824

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	15,018,687
Change in net unrealized appreciation on investments	3,777,097

Net realized and unrealized gain on investments	18,795,784

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,328,608

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$532,824	$764,856
Net realized gain on investments	15,018,687	16,127,493
Change in net unrealized appreciation on investments	3,777,097	(5,653,381)
	0	0
Net increase in net assets resulting from operations	19,328,608	11,238,968

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(386,370)	(702,684)
From net realized gains	0	(16,405,359)

Total distributions	(386,370)	(17,108,043)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	94,611,546	99,966,917
Reinvestment of distributions	386,370	17,108,043
Redemptions of shares	(52,302,055)	(89,749,575)

Net increase in net assets resulting from share transactions	42,695,861	27,325,385

Total increase in net assets	61,638,099	21,456,310

NET ASSETS:
Beginning of period	187,356,691	165,900,381

End of period (1)	$248,994,790	$187,356,691
	0	0
OTHER INFORMATION:

SHARES:
Sold	4,339,204	4,847,677
Issued in reinvestment of distributions	18,208	844,733
Redeemed	(2,388,209)	(4,335,591)

Net increase	1,969,203	1,356,819

(1) Including undistributed net investment income	$146,454	$0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$20.06	$20.79	$18.81	$14.02	$17.06	$15.96

Income from Investment Operations

Net investment income	0.04	0.08	0.03	0.01	0.03	0.08
Net realized and unrealized gain (loss)	1.95	1.17	4.09	4.79	(2.98)	2.15

Total Income (Loss) From
Investment Operations	1.99	1.25	4.12	4.80	(2.95)	2.23

Less Distributions

From net investment income	(0.03)	(0.08)	(0.03)	(0.01)	(0.03)	(0.08)
From net realized gains	0.00	(1.90)	(2.11)	0.00	(0.06)	(1.05)

Total Distributions	(0.03)		(1.98)	(2.14)	(0.01)	(0.09)	(1.13)

Net Asset Value, End of Period	$22.02		$20.06	$20.79	$18.81	$14.02	$17.06

Total Return	9.95%		6.08%	22.16%	34.28%	(14.49%)	14.36%

Net Assets, End of Period ($000)	$248,995		$187,357	$165,900	$139,890	$123,140	$226,496

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.08%	*	1.09%	1.09%	1.10%	1.09%	1.11%
- After Reimbursement #	1.08%	*	1.09%	1.09%	1.10%	1.08%	1.10%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement	0.46%	*	0.43%	0.23%	0.09%	0.32%	0.48%
- After Reimbursement #	0.46%	*	0.43%	0.23%	0.09%	0.33%	0.49%

Portfolio Turnover Rate	33.45%		62.49%	64.38%	70.82%	89.28%	97.49%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

COMMON STOCK

Shares Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.98%
70,500 Moog Inc* 2,412,510
$2,412,510

AUTO PARTS & EQUIPMENT --- 0.50%
59,500 Commercial Vehicle Group Inc ^^* 1,230,460
$1,230,460

AUTOMOBILES --- 0.35%
27,600 Winnebago Industries Inc ^^ 856,704
$856,704

BANKS --- 9.97%
26,500 Alabama National BanCorp 1,805,975
98,622 CVB Financial Corp 1,544,421
21,100 Capital Corp of the West 675,200
55,800 Centerstate Banks of Florida Inc 1,143,900
55,300 East West Bancorp Inc 2,096,423
51,500 First Charter Corp 1,263,295

59,125 First Midwest Bancorp Inc 2,192,355
65,066 First State Bancorp 1,547,269
36,100 Iberiabank Corp 2,077,194
34,645 Independent Bank Corp ^^ 911,164
31,200 Midwest Banc Holdings Inc ^^ 694,200
28,500 Pennsylvania Commerce Bancorp Inc ^^* 912,000
47,900 PrivateBancorp Inc ^^ 1,983,539
47,000 Seacoast Banking Corp of Florida 1,251,610
61,100 Signature Bank ^^* 1,978,418
54,200 Sterling Bancshares Inc 1,016,250
44,430 Texas Regional Bancshares Inc ^^ 1,684,786
$24,777,999

BROADCAST/MEDIA --- 1.48%
70,100 General Cable Corp ^^* 2,453,500
108,600 Journal Communications Inc 1,220,664
$3,674,164

BUILDING MATERIALS --- 2.14%
17,400 Eagle Materials Inc ^^ 826,500
77,700 Griffon Corp* 2,027,970
31,750 Lennox International Inc 840,740
30,800 Texas Industries Inc ^^ 1,635,480
$5,330,690


CHEMICALS --- 2.76%
39,700 Cytec Industries Inc 2,130,302
16,900 FMC Corp 1,088,191
43,300 MacDermid Inc 1,247,040
17,200 Minerals Technologies Inc 894,400
66,350 Spartech Corp ^^ 1,499,510
$6,859,443

COMMUNICATIONS - EQUIPMENT --- 3.27%
82,100 ADTRAN Inc 1,841,503
96,900 CommScope Inc ^^* 3,044,598
40,200 Comtech Telecommunications Corp* 1,176,654
43,100 Plantronics Inc 957,251
51,100 Polycom Inc* 1,120,112
$8,140,118

COMPUTER HARDWARE & SYSTEMS --- 1.49%
43,700 Electronics for Imaging Inc* 912,456
37,800 Hutchinson Technology Inc ^^* 817,614
25,400 Imation Corp 1,042,670
226,200 McDATA Corp* 922,896
$3,695,636

COMPUTER SOFTWARE & SERVICES --- 2.43%
81,500 Alloy Inc ^^* 854,935
103,000 Digitas Inc* 1,196,860
52,700 Hyperion Solutions Corp 1,454,520
73,800 MapInfo Corp* 963,090

31,300 Progress Software Corp* 732,733
60,400 Quest Software Inc ^^* 848,016
$6,050,154

DISTRIBUTORS --- 0.70%
103,400 Smart & Final Inc* 1,741,256
$1,741,256

ELECTRIC COMPANIES --- 1.84%
21,233 ALLETE Inc 1,005,383
72,000 NorthWestern Corp 2,473,200
43,900 Portland General Electric Co 1,096,183
$4,574,766

ELECTRONIC INSTRUMENTS & EQUIP --- 4.96%
38,400 Ametek Inc 1,819,392
38,000 Anixter International Inc 1,803,480
38,100 Arrow International Inc ^^ 1,252,347
23,000 Cognex Corp 598,690
53,900 Excel Technology Inc ^^* 1,612,688
113,800 II-IV Inc* 2,082,540
40,400 Keithley Instruments Inc 514,292
38,600 Lamson & Sessions Co ^^* 1,094,696
27,000 Rofin-Sinar Technologies Inc* 1,551,690
$12,329,815

ELECTRONICS - SEMICONDUCTOR --- 3.08%
53,300 DSP Group Inc* 1,324,505
35,150 Diodes Inc 1,456,616

170,800 Entegris Inc* 1,627,724
113,000 Fairchild Semiconductor International Inc ^^* 2,053,210
84,300 Integrated Device Technology Inc* 1,195,374
$7,657,429

ENGINEERING & CONSTRUCTION --- 1.80%
17,500 ESCO Technologies Inc ^^ 935,375
78,100 Insituform Technologies Inc Class A ^^* 1,787,709
25,500 Michael Baker Corp* 553,350
22,500 Washington Group International Inc 1,200,150
$4,476,584

FINANCIAL SERVICES --- 3.90%
76,216 Advanta Corp Class A 2,739,965
32,800 Community Bancorp ^^* 1,019,424
84,900 Dollar Financial Corp* 1,528,200
37,600 Medallion Financial Corp ^^* 487,296
45,800 National Financial Partners Corp 2,029,398
62,100 United PanAm Financial Corp ^^* 1,887,840
$9,692,123

FOOD & BEVERAGES --- 0.82%
37,312 J&J Snack Foods Corp 1,233,908
18,900 Ralcorp Holdings Inc* 803,817
$2,037,725

GOLD, METALS & MINING --- 2.46%
51,400 Alpha Natural Resources Inc* 1,008,468
46,100 Chaparral Steel Co* 3,320,122

21,600 Reliance Steel & Aluminum Co 1,791,720
$6,120,310

HEALTH CARE RELATED --- 0.52%
69,300 Healthspring Inc* 1,299,375
$1,299,375

HOTELS/MOTELS --- 0.59%
73,100 Trump Entertainment Resorts Inc ^^* 1,472,965
$1,472,965

HOUSEHOLD GOODS --- 0.43%
80,500 Sealy Corp ^^ 1,068,235
$1,068,235

INSURANCE RELATED --- 5.48%
18,400 AmerUs Group Co 1,077,320
143,300 American Equity Investment Life Holding Co ^^ 1,527,578
67,800 Delphi Financial Group Inc Class A 2,465,208
31,500 Endurance Specialty Holdings Ltd 1,008,000
97,600 KMG America Corp ^^* 865,712
24,452 Midland Co 928,687
36,600 Navigators Group Inc* 1,603,812
18,800 Protective Life Corp 876,456
37,700 RLI Corp ^^ 1,816,386
47,900 United Fire & Casualty Co ^^ 1,443,227
$13,612,386

INVESTMENT BANK/BROKERAGE FIRM --- 1.01%

43,600 CBL & Associated Properties Inc ^^ 1,697,348
23,100 Stifel Financial Corp ^^* 815,661
$2,513,009

LEISURE & ENTERTAINMENT --- 1.01%
122,800 Live Nation* 2,500,208
$2,500,208

MACHINERY --- 3.50%
63,500 Albany International Corp Class A ^^ 2,691,765
23,500 Harsco Corp 1,832,060
45,150 IDEX Corp 2,131,080
8,400 Lincoln Electric Holdings Inc ^^ 526,260
31,000 Nordson Corp 1,524,580

$8,705,745

MANUFACTURING --- 3.40%
42,000 Actuant Corp Class A 2,097,900
82,600 Barnes Group Inc ^^ 1,647,870
26,400 Ladish Co Inc* 989,208
75,900 McGrath Rentcorp 2,110,779
70,971 RBC Bearings Inc* 1,611,042
$8,456,799

MEDICAL PRODUCTS --- 1.55%
65,350 Intermagnetics General Corp ^^ 1,763,143
51,400 Symmetry Medical Inc ^^* 791,560
35,500 West Pharmaceutical Services Inc ^^ 1,287,940

$3,842,643

MISCELLANEOUS --- 0.72%
123,300 Perot Systems Corp Class A* 1,785,384
$1,785,384

OIL & GAS --- 4.81%
28,300 ATP Oil & Gas Corp ^^* 1,186,619
28,750 Carbo Ceramics Inc ^^ 1,412,488
59,500 Denbury Resources Inc 1,884,365
38,800 FMC Technologies Inc* 2,617,448
38,600 Helix Energy Solutions Group Inc 1,557,896
32,300 Remington Oil & Gas Corp ^^* 1,420,231
16,200 Universal Compression Holdings Inc* 1,020,114
35,000 Warrior Energy Service Corp* 851,550
$11,950,711

PAPER & FOREST PRODUCTS --- 0.33%
21,778 Potlatch Corp ^^ 822,120
$822,120

PHARMACEUTICALS --- 0.40%
62,450 Perrigo Co 1,005,445
$1,005,445

POLLUTION CONTROL --- 0.93%
19,900 American Ecology Corp ^^ 527,350
49,325 Waste Connections Inc ^^* 1,795,430
$2,322,780

PRINTING & PUBLISHING --- 0.67%
50,150 John Wiley & Sons Inc Class A 1,664,980
$1,664,980

RAILROADS --- 0.95%
66,412 Genesee & Wyoming Inc ^^ 2,355,634
$2,355,634

REAL ESTATE --- 5.25%
76,600 BioMed Realty Trust Inc REIT 2,293,404
53,700 Corporate Office Properties Trust REIT ^^ 2,259,696
74,600 First Potomac Realty Trust REIT 2,222,334
111,300 Kite Realty Group Trust REIT 1,735,167
51,500 LaSalle Hotel Properties REIT ^^ 2,384,450
52,100 Newcastle Investment Corp REIT 1,319,172
57,500 Windrose Medical Properties REIT 839,500
$13,053,723

RESTAURANTS --- 1.76%
60,000 Bob Evans Farms Inc 1,800,600
52,400 CEC Entertainment Inc* 1,683,088
58,700 Mortons Restaurant Group Inc ^^* 899,284
$4,382,972

RETAIL --- 2.92%
44,400 Big Lots Inc ^^* 758,352
46,300 Casey's General Stores Inc 1,157,963
36,600 Dollar Tree Stores Inc* 969,900
91,500 First Cash Financial Services Inc ^^ 1,807,125

21,700 Men's Wearhouse Inc ^^ 657,510
58,500 Rent-A-Center Inc* 1,454,310
35,300 Tuesday Morning Corp ^^* 464,195
$7,269,355

SPECIALIZED SERVICES --- 5.63%
38,700 Adesa Corp 860,688
44,700 Electro Rent Corp* 716,094
52,600 FTD Group Inc* 710,100
86,400 Harte-Hanks Inc 2,215,296
87,300 Navigant Consulting Inc* 1,977,345
61,500 Rollins Inc ^^ 1,207,860
22,100 UniFirst Corp ^^ 762,450
36,200 Valassis Communications Inc* 853,958
32,100 Vertrue Inc ^^* 1,381,263
115,500 Wright Express Corp* 3,319,470
$14,004,524

TELEPHONE & TELECOMMUNICATIONS --- 1.56%
49,000 Anaren Inc ^^* 1,004,010
22,200 Commonwealth Telephone Enterprises Inc ^^ 736,152
72,200 Iowa Telecommunications Services Inc 1,366,024
61,800 Tekelec* 763,230
$3,869,416


TEXTILES --- 0.50%
69,400 Fossil Inc ^^* 1,249,894
$1,249,894

TRANSPORTATION --- 2.69%
31,600 American Commercial Lines Inc ^^ 1,903,900
97,400 Laidlaw International Inc 2,454,480
24,300 Landstar System Inc 1,147,689
54,400 Marten Transport Ltd ^^ 1,182,656
$6,688,725

UTILITIES --- 2.23%
40,700 ONEOK Inc 1,385,428
168,400 UGI Corp 4,146,005
$5,531,433

WATER --- 0.45%
31,200 American States Water Co 1,112,280
$1,112,280

TOTAL COMMON STOCK --- 94.22% $234,198,627
(Cost $194,839,217)

SHORT-TERM INVESTMENTS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

2,300,000 Fannie Mae 2,298,696

5.250%, July 5, 2006
12,065,000 Federal Home Loan Bank 12,061,715
4.970%, July 3, 2206

TOTAL SHORT-TERM INVESTMENTS --- 5.78% $14,360,411
(Cost $14,360,411)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100% $248,559,038
(Cost $209,199,628)

Legend
* Non-income Producing Security
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at June 30, 2006.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Loomis Sayles Small-Cap Value Porfolio
June 30, 2006
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	$15,683,698	6.31%
Consumer Products & Services	37,512,518	15.09%
Financial Services	63,649,240	25.61%
Health Care Related	6,147,463	2.47%
Industrial Products & Services	37,817,021	15.22%
Natural Resources	18,893,141	7.60%
Short Term Investments	14,360,411	5.78%
Technology	32,145,544	12.93%
Transportation	11,131,523	4.48%
Utilities	11,218,479	4.51%
	$248,559,038	100.00%
	$ -

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted & Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2006 were $40,875,795, $41,475,136 and 13.31%, respectively.

The Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2006 were $1,370,856, $1,800,908 and 0.58%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $78,953,198 and $1,134,456, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $8,761,919 and $78,872,229, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2006, the U.S. Federal income tax cost basis was $282,598,606. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $21,445,433 and gross depreciation of securities in which there was an excess of tax cost over value of $6,385,993 resulting in net appreciation of $15,059,440.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2006, the Portfolio had securities on loan valued at $32,826,039 and received collateral of $33,137,141 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. The Portfolio had current year deferred post-October capital losses of $15,973. At December 31, 2005, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $4,207,955 and $2,323,702, which expire in the years 2010 and 2011, respectively.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.         CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006